AB Bond Fund, Inc.

AB Total Return Bond Portfolio

Portfolio of Investments

January 31, 2020 (unaudited)

Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 20.5%
Industrial – 11.8%
Basic – 1.2%
Alpek SAB de CV 4.25%, 9/18/29 (a)	U.S.$	203	$210,739
Braskem Netherlands Finance BV 4.50%, 1/31/30 (a)	895	899,207
Celulosa Arauco y Constitucion SA 4.20%, 1/29/30 (a)	332	337,814
DuPont de Nemours, Inc.
4.205%, 11/15/23	485	524,164
4.493%, 11/15/25	485	541,435
Eastman Chemical Co. 3.80%, 3/15/25	220	235,591
Glencore Funding LLC 4.125%, 5/30/23 (a)	516	543,781
Inversiones CMPC SA 4.375%, 4/04/27 (a)	490	521,752
Inversiones CMPC SA/Cayman Islands Branch 4.375%, 5/15/23 (a)	225	234,773
Orbia Advance Corp. SAB de CV
4.00%, 10/04/27(a)	350	365,995
4.875%, 9/19/22(a)	225	238,641

4,653,892

Capital Goods – 0.4%
Embraer Netherlands Finance BV 5.40%, 2/01/27	540	611,691
General Electric Co. 0.875%, 5/17/25	EUR	815	926,255

1,537,946

Communications - Media – 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20%, 3/15/28	U.S.$	47	50,726
4.908%, 7/23/25	650	727,636
5.05%, 3/30/29	675	773,347
Cox Communications, Inc. 2.95%, 6/30/23 (a)	233	239,566
Time Warner Cable LLC 5.00%, 2/01/20	740	740,000

2,531,275

Communications - Telecommunications – 1.9%
AT&T, Inc.
3.40%, 5/15/25	1,610	1,707,968
4.125%, 2/17/26	1,161	1,280,176
4.35%, 3/01/29	500	563,545
4.55%, 3/09/49	395	449,123
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 3/20/25 (a)	740	784,156
Principal Amount (000)	U.S. $ Value

Verizon Communications, Inc.
4.862%, 8/21/46	U.S.$	355	$455,948
5.012%, 4/15/49	443	587,108
Vodafone Group PLC 3.75%, 1/16/24	1,249	1,332,446

7,160,470

Consumer Cyclical - Automotive – 0.4%
Ford Motor Credit Co. LLC 4.063%, 11/01/24	360	371,419
General Motors Financial Co., Inc.
4.30%, 7/13/25	135	144,937
5.10%, 1/17/24	665	729,173
5.25%, 3/01/26	165	185,778

1,431,307

Consumer Cyclical - Restaurants – 0.1%
Starbucks Corp. 4.50%, 11/15/48	242	287,213

Consumer Non-Cyclical – 2.6%
AbbVie, Inc. 4.875%, 11/14/48	374	446,470
Anheuser-Busch InBev Worldwide, Inc. 5.55%, 1/23/49	945	1,288,526
BAT Capital Corp. 3.215%, 9/06/26	728	751,587
Becton Dickinson and Co. 3.734%, 12/15/24	180	193,241
Cigna Corp.
3.75%, 7/15/23	252	266,414
4.125%, 11/15/25	299	328,685
4.375%, 10/15/28	399	450,886
Coca-Cola Femsa SAB de CV 2.75%, 1/22/30	443	455,869
CVS Health Corp.
3.25%, 8/15/29	181	188,269
4.10%, 3/25/25	450	488,867
4.30%, 3/25/28	450	499,226
Gilead Sciences, Inc. 2.55%, 9/01/20	910	913,740
Kraft Heinz Foods Co.
3.75%, 4/01/30(a)	544	575,171
3.95%, 7/15/25	50	53,567
Mylan NV 3.95%, 6/15/26	690	735,871
Reynolds American, Inc. 6.875%, 5/01/20	345	349,106
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/23	530	575,670
Tyson Foods, Inc. 3.95%, 8/15/24	541	585,551
Zimmer Biomet Holdings, Inc. 2.70%, 4/01/20	377	377,222
Zoetis, Inc. 3.45%, 11/13/20	334	337,644

9,861,582
Principal Amount (000)	U.S. $ Value

Energy – 3.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27	U.S.$	433	$458,603
4.08%, 12/15/47	175	186,279
Cenovus Energy, Inc. 4.25%, 4/15/27	42	44,818
Energy Transfer Operating LP
3.75%, 5/15/30	515	525,104
4.50%, 4/15/24	78	83,936
4.75%, 1/15/26	1,138	1,246,565
Energy Transfer Partners LP/Regency Energy Finance Corp. 4.50%, 11/01/23	135	144,090
Eni SpA 4.25%, 5/09/29 (a)	850	958,392
Enterprise Products Operating LLC
3.70%, 1/31/51	546	545,727
5.20%, 9/01/20	235	239,460
Hess Corp. 4.30%, 4/01/27	648	692,511
Kinder Morgan, Inc./DE 3.15%, 1/15/23	1,700	1,756,083
Marathon Oil Corp.
3.85%, 6/01/25	111	118,741
6.80%, 3/15/32	650	832,715
Newfield Exploration Co. 5.625%, 7/01/24	325	358,819
Occidental Petroleum Corp. 3.50%, 8/15/29	630	649,719
ONEOK, Inc.
4.00%, 7/13/27	679	728,859
4.35%, 3/15/29	425	465,116
Sabine Pass Liquefaction LLC
5.00%, 3/15/27	482	536,934
5.625%, 3/01/25	396	450,545
Williams Cos., Inc. (The) 4.125%, 11/15/20	403	407,473

11,430,489

Other Industrial – 0.1%
Alfa SAB de CV 5.25%, 3/25/24 (a)	530	577,700

Services – 0.4%
Expedia Group, Inc. 3.80%, 2/15/28	636	660,206
Global Payments, Inc. 4.00%, 6/01/23	309	328,588
S&P Global, Inc. 4.40%, 2/15/26	584	660,253

1,649,047

Technology – 0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24	146	152,798
3.875%, 1/15/27	395	417,017
Principal Amount (000)	U.S. $ Value

Broadcom, Inc.
3.625%, 10/15/24(a)	U.S.$	270	$284,283
4.25%, 4/15/26(a)	311	336,067
Dell International LLC/EMC Corp. 6.02%, 6/15/26 (a)	469	547,478
KLA Corp. 4.65%, 11/01/24	614	684,205
Lam Research Corp. 2.80%, 6/15/21	269	272,744
Seagate HDD Cayman 4.75%, 1/01/25	165	177,055

2,871,647

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd.
4.35%, 4/05/36(a)	216	232,470
5.875%, 7/05/34(a)	191	225,998

458,468

Transportation - Services – 0.1%
Adani Ports & Special Economic Zone Ltd. 3.95%, 1/19/22 (a)	545	560,498

45,011,534

Financial Institutions – 8.3%
Banking – 7.1%
ABN AMRO Bank NV 4.75%, 7/28/25 (a)	200	221,534
AIB Group PLC
4.263%, 4/10/25(a)	500	532,690
4.75%, 10/12/23(a)	225	243,977
American Express Co. Series C 4.90%, 3/15/20 (b)	461	461,913
Australia & New Zealand Banking Group Ltd. 4.40%, 5/19/26 (a)	510	561,831
Banco Santander SA 5.179%, 11/19/25	1,000	1,136,620
Bank of America Corp.
Series DD
6.30%, 3/10/26(b)	185	214,754
Series L
3.95%, 4/21/25	1,455	1,574,805
Series Z
6.50%, 10/23/24(b)	289	328,717
Barclays Bank PLC 6.86%, 6/15/32 (a) (b)	129	159,223
BBVA USA 5.50%, 4/01/20	1,339	1,346,257
BNP Paribas SA 4.375%, 9/28/25-5/12/26(a)	1,007	1,101,071
Principal Amount (000)	U.S. $ Value

BPCE SA 5.70%, 10/22/23 (a)	U.S.$	230	$256,940
CIT Group, Inc. 5.25%, 3/07/25	383	423,035
Citigroup, Inc.
3.70%, 1/12/26	1,000	1,085,290
3.875%, 3/26/25	827	890,902
Citizens Bank NA/Providence RI 2.25%, 3/02/20	380	380,144
Commonwealth Bank of Australia 4.50%, 12/09/25 (a)	505	558,379
Cooperatieve Rabobank UA 4.375%, 8/04/25	1,373	1,510,836
Credit Agricole SA/London 3.25%, 10/04/24 (a)	257	269,937
Danske Bank A/S 3.244%, 12/20/25 (a)	492	507,685
Discover Bank 4.682%, 8/09/28	250	264,813
Goldman Sachs Group, Inc. (The) 3.75%, 5/22/25	254	273,474
HSBC Bank USA NA 4.875%, 8/24/20	360	366,149
HSBC Holdings PLC
4.041%, 3/13/28	212	231,472
4.25%, 3/14/24	968	1,040,523
4.292%, 9/12/26	536	588,576
ING Bank NV 5.80%, 9/25/23 (a)	871	976,687
ING Groep NV 6.875%, 4/16/22 (a) (b)	425	455,154
Intesa Sanpaolo SpA 5.017%, 6/26/24 (a)	288	305,608
JPMorgan Chase & Co.
3.22%, 3/01/25	890	933,557
Series FF
5.00%, 8/01/24(b)	488	510,497
Series Z
5.30%, 5/01/20(b)	200	201,200
Lloyds Banking Group PLC 4.582%, 12/10/25	729	802,753
Morgan Stanley
5.00%, 11/24/25	640	731,974
Series G
4.35%, 9/08/26	1,030	1,148,563
Nationwide Building Society 4.00%, 9/14/26 (a)	950	1,016,690
Santander Holdings USA, Inc.
3.244%, 10/05/26(a)	413	423,593
4.40%, 7/13/27	603	660,617
Standard Chartered PLC 5.20%, 1/26/24 (a)	350	382,400
UBS AG/Stamford CT 7.625%, 8/17/22	620	697,190
UBS Group AG
Principal Amount (000)	U.S. $ Value

4.125%, 9/24/25(a)	U.S.$	436	$481,261
7.00%, 1/31/24(a) (b)	335	368,101
US Bancorp Series J 5.30%, 4/15/27 (b)	380	417,992

27,045,384

Finance – 0.6%
GE Capital International Funding Co. Unlimited Co.
3.373%, 11/15/25	556	589,977
4.418%, 11/15/35	272	306,413
Synchrony Financial 4.50%, 7/23/25	1,008	1,095,888

1,992,278

Insurance – 0.6%
Centene Corp.
4.25%, 12/15/27(a)	116	120,923
4.625%, 12/15/29(a)	132	142,193
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/77 (a)	294	374,653
Hartford Financial Services Group, Inc. (The) 5.50%, 3/30/20	110	110,618
MetLife Capital Trust IV 7.875%, 12/15/37 (a)	699	950,270
Nationwide Mutual Insurance Co. 9.375%, 8/15/39 (a)	246	433,432
Voya Financial, Inc. 5.65%, 5/15/53	180	192,065

2,324,154

31,361,816

Utility – 0.4%
Electric – 0.4%
Enel Chile SA 4.875%, 6/12/28	514	574,716
Israel Electric Corp., Ltd. Series 6 5.00%, 11/12/24 (a)	580	642,713
TECO Finance, Inc. 5.15%, 3/15/20	380	381,311

1,598,740

Total Corporates - Investment Grade (cost $72,776,724)	77,972,090

MORTGAGE PASS-THROUGHS – 18.3%
Agency Fixed Rate 30-Year – 17.2%
Federal Home Loan Mortgage Corp.
Series 2019
3.50%, 9/01/49-11/01/49	4,005	4,219,971
Principal Amount (000)	U.S. $ Value

Series 2020
3.50%, 1/01/50	U.S.$	1,255	$1,330,691
Federal Home Loan Mortgage Corp. Gold
Series 2005
5.50%, 1/01/35	160	181,172
Series 2007
5.50%, 7/01/35	23	25,668
Series 2016
4.00%, 2/01/46	1,204	1,296,867
Series 2017
4.00%, 7/01/44	928	999,383
Series 2018
4.00%, 8/01/48-12/01/48	2,590	2,755,592
4.50%, 3/01/48-11/01/48	3,378	3,639,164
5.00%, 11/01/48	656	715,045
Federal National Mortgage Association
Series 2003
5.50%, 4/01/33-7/01/33	152	170,832
Series 2004
5.50%, 4/01/34-1/01/35	510	576,155
Series 2005
5.50%, 2/01/35	63	71,004
Series 2007
5.50%, 8/01/37	302	340,089
Series 2010
4.00%, 12/01/40	550	591,866
Series 2012
3.50%, 2/01/42-1/01/43	3,617	3,851,931
Series 2013
3.50%, 4/01/43	1,728	1,839,946
4.00%, 10/01/43	1,286	1,383,710
Series 2016
3.50%, 1/01/47	1,259	1,315,247
Series 2017
3.50%, 9/01/47-1/01/48	10,236	10,684,047
Series 2018
3.50%, 11/01/47-4/01/48	10,041	10,495,246
4.00%, 8/01/48-12/01/48	3,231	3,435,643
4.50%, 9/01/48	3,339	3,595,568
Series 2019
3.50%, 8/01/49-11/01/49	6,807	7,152,298
4.00%, 6/01/49	1,704	1,818,514
Series 2020
3.50%, 1/01/50	1,285	1,356,477
Government National Mortgage Association
Series 2016
3.00%, 4/20/46-5/20/46	899	931,173
Series 2020
3.00%, 2/01/50, TBA	600	616,969

65,390,268

Agency Fixed Rate 15-Year – 1.1%
Federal National Mortgage Association
Series 2016
2.50%, 8/01/31-1/01/32	3,242	3,311,733
Series 2017
Principal Amount (000)	U.S. $ Value

2.50%, 2/01/32	U.S.$	951	$971,726

4,283,459

Other Agency Fixed Rate Programs – 0.0%
Federal National Mortgage Association Series 2012 2.50%, 5/01/22	58	59,212

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Series 2006 4.095% (LIBOR 12 Month + 0.00%), 1/01/37 (c)	19	19,759

Total Mortgage Pass-Throughs (cost $67,786,192)	69,752,698

GOVERNMENTS - TREASURIES – 16.6%
Malaysia – 0.2%
Malaysia Government Bond Series 117 3.882%, 3/10/22	MYR	3,708	923,262

United States – 16.4%
U.S. Treasury Bonds
2.25%, 8/15/46	U.S.$	1,378	1,438,718
2.50%, 2/15/45-5/15/46	4,460	4,877,917
2.875%, 8/15/45-11/15/46	1,556	1,823,627
3.00%, 5/15/45-2/15/49	5,986	7,228,893
3.125%, 8/15/44(d)	8,704	10,557,316
4.375%, 2/15/38-11/15/39	5,613	7,951,454
4.50%, 2/15/36	856	1,190,097
5.375%, 2/15/31	1,179	1,636,599
U.S. Treasury Notes
1.625%, 12/31/21-8/15/29	5,641	5,681,144
1.75%, 12/31/24(d)	4,865	4,962,300
2.00%, 12/31/21	12,570	12,721,233
2.25%, 4/30/21(d)	2,420	2,442,763

62,512,061

Total Governments - Treasuries (cost $59,010,815)	63,435,323

COLLATERALIZED MORTGAGE OBLIGATIONS – 14.7%
Risk Share Floating Rate – 13.0%
Bellemeade Re Ltd.
Series 2017-1, Class M1
3.361% (LIBOR 1 Month + 1.70%), 10/25/27(a) (c)	96	96,192
Series 2018-2A, Class M1B
3.011% (LIBOR 1 Month + 1.35%), 8/25/28(a) (c)	505	506,322
Series 2018-3A, Class M1B
3.511% (LIBOR 1 Month + 1.85%), 10/25/28(a) (c)	815	819,478
Series 2018-3A, Class M2
Principal Amount (000)	U.S. $ Value

4.411% (LIBOR 1 Month + 2.75%), 10/25/28(a) (c)	U.S.$	325	$329,983
Series 2019-2A, Class M1C
3.661% (LIBOR 1 Month + 2.00%), 4/25/29(a) (c)	487	488,676
Series 2019-2A, Class M2
4.761% (LIBOR 1 Month + 3.10%), 4/25/29(a) (c)	325	333,380
Series 2019-3A, Class M1B
3.261% (LIBOR 1 Month + 1.60%), 7/25/29(a) (c)	359	361,857
Series 2019-3A, Class M1C
3.611% (LIBOR 1 Month + 1.95%), 7/25/29(a) (c)	263	264,364
Series 2019-4A, Class M1B
3.661% (LIBOR 1 Month + 2.00%), 10/25/29(a) (c)	885	887,695
Series 2019-4A, Class M1C
4.161% (LIBOR 1 Month + 2.50%), 10/25/29(a) (c)	750	762,419
Series 2019-4A, Class M2
4.511% (LIBOR 1 Month + 2.85%), 10/25/29(a) (c)	540	554,753
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2
4.061% (LIBOR 1 Month + 2.40%), 4/25/31(a) (c)	339	343,403
Series 2019-HRP1, Class M2
3.811% (LIBOR 1 Month + 2.15%), 11/25/39(a) (c)	842	849,631
Series 2019-R01, Class 2M2
4.111% (LIBOR 1 Month + 2.45%), 7/25/31(a) (c)	845	856,544
Series 2019-R02, Class 1M2
3.961% (LIBOR 1 Month + 2.30%), 8/25/31(a) (c)	324	327,574
Series 2019-R03, Class 1M2
3.811% (LIBOR 1 Month + 2.15%), 9/25/31(a) (c)	670	676,538
Series 2019-R04, Class 2M2
3.761% (LIBOR 1 Month + 2.10%), 6/25/39(a) (c)	900	908,204
Series 2019-R05, Class 1M2
3.661% (LIBOR 1 Month + 2.00%), 7/25/39(a) (c)	890	894,605
Series 2019-R06, Class 2M2
3.761% (LIBOR 1 Month + 2.10%), 9/25/39(a) (c)	890	899,990
Series 2019-R07, Class 1M2
3.761% (LIBOR 1 Month + 2.10%), 10/25/39(a) (c)	895	905,675
Series 2020-R01, Class 1B1
4.942% (LIBOR 1 Month + 3.25%), 1/25/40(a) (c)	500	506,025
Principal Amount (000)	U.S. $ Value

Series 2020-R01, Class 1M2
3.742% (LIBOR 1 Month + 2.05%), 1/25/40(a) (c)	U.S.$	1,100	$1,111,792
Eagle Re Ltd.
Series 2018-1, Class M2
4.661% (LIBOR 1 Month + 3.00%), 11/25/28(a) (c)	325	329,314
Series 2019-1, Class M2
4.961% (LIBOR 1 Month + 3.30%), 4/25/29(a) (c)	325	332,902
Series 2020-1, Class M1A
2.576% (LIBOR 1 Month + 0.90%), 1/25/30(a) (c)	950	949,914
Federal Home Loan Mortgage Corp.
Series 2018-HQA2, Class B1
5.911% (LIBOR 1 Month + 4.25%), 10/25/48(a) (c)	500	557,246
Series 2019-DNA1, Class M2
4.442% (LIBOR 1 Month + 2.65%), 1/25/49(a) (c)	1,050	1,074,154
Series 2019-DNA3, Class B1
4.911% (LIBOR 1 Month + 3.25%), 7/25/49(a) (c)	600	623,362
Series 2019-DNA3, Class M2
3.711% (LIBOR 1 Month + 2.05%), 7/25/49(a) (c)	880	887,472
Series 2019-DNA4, Class M2
3.611% (LIBOR 1 Month + 1.95%), 10/25/49(a) (c)	885	891,723
Series 2019-FTR2, Class B1
4.661% (LIBOR 1 Month + 3.00%), 11/25/48(a) (c)	750	755,775
Series 2019-FTR2, Class M2
3.811% (LIBOR 1 Month + 2.15%), 11/25/48(a) (c)	895	897,054
Series 2019-FTR3, Class B2
6.536% (LIBOR 1 Month + 4.80%), 9/25/47(a) (c)	700	751,212
Series 2019-HQA1, Class M2
4.011% (LIBOR 1 Month + 2.35%), 2/25/49(a) (c)	800	810,455
Series 2019-HQA2, Class B1
5.761% (LIBOR 1 Month + 4.10%), 4/25/49(a) (c)	750	809,624
Series 2019-HQA3, Class B1
4.661% (LIBOR 1 Month + 3.00%), 9/25/49(a) (c)	500	519,437
Series 2019-HQA3, Class M2
3.511% (LIBOR 1 Month + 1.85%), 9/25/49(a) (c)	355	356,555
Series 2019-HQA4, Class B1
4.611% (LIBOR 1 Month + 2.95%), 11/25/49(a) (c)	750	774,997
Series 2020-DNA1, Class M2
Principal Amount (000)	U.S. $ Value

3.359% (LIBOR 1 Month + 1.70%), 1/25/50(a) (c)	U.S.$	890	$890,987
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M3
5.661% (LIBOR 1 Month + 4.00%), 8/25/24(c)	551	588,198
Series 2014-HQ3, Class M3
6.411% (LIBOR 1 Month + 4.75%), 10/25/24(c)	494	524,562
Series 2015-DNA2, Class M2
4.261% (LIBOR 1 Month + 2.60%), 12/25/27(c)	50	49,942
Series 2015-HQA1, Class M2
4.311% (LIBOR 1 Month + 2.65%), 3/25/28(c)	18	18,263
Series 2015-HQA2, Class M3
6.461% (LIBOR 1 Month + 4.80%), 5/25/28(c)	500	546,813
Series 2016-DNA1, Class M3
7.211% (LIBOR 1 Month + 5.55%), 7/25/28(c)	330	365,529
Series 2016-DNA2, Class M3
6.311% (LIBOR 1 Month + 4.65%), 10/25/28(c)	591	636,579
Series 2017-DNA3, Class M2
4.161% (LIBOR 1 Month + 2.50%), 3/25/30(c)	250	258,988
Series 2017-HQA2, Class M2
4.311% (LIBOR 1 Month + 2.65%), 12/25/29(c)	250	258,201
Series 2017-HQA3, Class B1
6.111% (LIBOR 1 Month + 4.45%), 4/25/30(c)	750	837,056
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M2
4.661% (LIBOR 1 Month + 3.00%), 7/25/24(c)	243	256,153
Series 2014-C04, Class 2M2
6.661% (LIBOR 1 Month + 5.00%), 11/25/24(c)	97	105,016
Series 2015-C01, Class 1M2
5.961% (LIBOR 1 Month + 4.30%), 2/25/25(c)	435	465,434
Series 2015-C01, Class 2M2
6.211% (LIBOR 1 Month + 4.55%), 2/25/25(c)	171	177,403
Series 2015-C02, Class 1M2
5.661% (LIBOR 1 Month + 4.00%), 5/25/25(c)	327	349,369
Series 2015-C02, Class 2M2
5.661% (LIBOR 1 Month + 4.00%), 5/25/25(c)	184	191,653
Principal Amount (000)	U.S. $ Value

Series 2015-C03, Class 1M2
6.661% (LIBOR 1 Month + 5.00%), 7/25/25(c)	U.S.$	401	$438,141
Series 2015-C03, Class 2M2
6.661% (LIBOR 1 Month + 5.00%), 7/25/25(c)	332	353,383
Series 2015-C04, Class 1M2
7.361% (LIBOR 1 Month + 5.70%), 4/25/28(c)	557	618,592
Series 2015-C04, Class 2M2
7.211% (LIBOR 1 Month + 5.55%), 4/25/28(c)	341	365,367
Series 2016-C01, Class 1M2
8.411% (LIBOR 1 Month + 6.75%), 8/25/28(c)	769	853,302
Series 2016-C02, Class 1B
13.911% (LIBOR 1 Month + 12.25%), 9/25/28(c)	149	213,355
Series 2016-C02, Class 1M2
7.661% (LIBOR 1 Month + 6.00%), 9/25/28(c)	890	980,211
Series 2016-C03, Class 1B
13.411% (LIBOR 1 Month + 11.75%), 10/25/28(c)	100	139,394
Series 2016-C05, Class 2M2
6.111% (LIBOR 1 Month + 4.45%), 1/25/29(c)	985	1,043,974
Series 2016-C06, Class 1B
10.911% (LIBOR 1 Month + 9.25%), 4/25/29(c)	379	492,339
Series 2016-C06, Class 1M2
5.911% (LIBOR 1 Month + 4.25%), 4/25/29(c)	525	563,562
Series 2016-C07, Class 2B
11.161% (LIBOR 1 Month + 9.50%), 5/25/29(c)	379	489,375
Series 2017-C01, Class 1M2
5.211% (LIBOR 1 Month + 3.55%), 7/25/29(c)	465	490,690
Series 2017-C02, Class 2B1
7.161% (LIBOR 1 Month + 5.50%), 9/25/29(c)	750	891,761
Series 2017-C03, Class 1M2
4.661% (LIBOR 1 Month + 3.00%), 10/25/29(c)	485	508,928
Series 2017-C04, Class 2M2
4.511% (LIBOR 1 Month + 2.85%), 11/25/29(c)	320	331,963
Series 2017-C05, Class 1M2
3.861% (LIBOR 1 Month + 2.20%), 1/25/30(c)	491	499,849
Series 2017-C07, Class 2M2
4.161% (LIBOR 1 Month + 2.50%), 5/25/30(c)	288	292,803
Principal Amount (000)	U.S. $ Value

Home Re Ltd.
Series 2018-1, Class B1
5.661% (LIBOR 1 Month + 4.00%), 10/25/28(a) (c)	U.S.$	500	$519,419
Series 2018-1, Class M1
3.261% (LIBOR 1 Month + 1.60%), 10/25/28(a) (c)	390	390,327
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 5.911% (LIBOR 1 Month + 4.25%), 11/25/24 (c) (e)	67	73,543
Mortgage Insurance-Linked Notes
Series 2019-1, Class M2
4.561% (LIBOR 1 Month + 2.90%), 11/26/29(a) (c)	900	918,476
Series 2020-1, Class M1A
2.61% (LIBOR 1 Month + 0.95%), 2/25/30(a) (c)	900	900,328
Series 2020-1, Class M2A
3.66% (LIBOR 1 Month + 2.00%), 2/25/30(a) (c)	850	851,532
Oaktown Re III Ltd. Series 2019-1A, Class M1B 3.611% (LIBOR 1 Month + 1.95%), 7/25/29 (a) (c)	710	711,778
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A
3.805% (LIBOR 1 Month + 2.00%), 3/27/24(c) (e)	552	550,408
Series 2019-2R, Class A
4.555% (LIBOR 1 Month + 2.75%), 5/27/23(c) (e)	642	647,313
Series 2019-3R, Class A
4.349% (LIBOR 1 Month + 2.70%), 10/27/22(c) (e)	622	626,441
Radnor Re Ltd.
Series 2018-1, Class B1
5.461% (LIBOR 1 Month + 3.80%), 3/25/28(a) (c)	500	518,207
Series 2019-1, Class M1B
3.611% (LIBOR 1 Month + 1.95%), 2/25/29(a) (c)	835	836,837
Series 2019-2, Class M1B
3.411% (LIBOR 1 Month + 1.75%), 6/25/29(a) (c)	351	352,199
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
6.911% (LIBOR 1 Month + 5.25%), 11/25/25(c) (e)	362	406,532
Series 2015-WF1, Class 2M2
Principal Amount (000)	U.S. $ Value

7.161% (LIBOR 1 Month + 5.50%), 11/25/25(c) (e)	U.S.$	105	$118,707

49,515,478

Agency Floating Rate – 1.1%
Federal Home Loan Mortgage Corp. REMICs
Series 4116, Class LS
4.524% (6.20% – LIBOR 1 Month), 10/15/42(c) (f)	1,243	276,041
Series 4719, Class JS
4.474% (6.15% – LIBOR 1 Month), 9/15/47(c) (f)	1,775	297,423
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
4.879% (6.54% – LIBOR 1 Month), 12/25/41(c) (f)	870	192,593
Series 2012-70, Class SA
4.889% (6.55% – LIBOR 1 Month), 7/25/42(c) (f)	1,577	365,085
Series 2015-90, Class SL
4.489% (6.15% – LIBOR 1 Month), 12/25/45(c) (f)	1,705	355,250
Series 2016-77, Class DS
4.339% (6.00% – LIBOR 1 Month), 10/25/46(c) (f)	1,670	313,685
Series 2017-16, Class SG
4.389% (6.05% – LIBOR 1 Month), 3/25/47(c) (f)	1,797	353,815
Series 2017-26, Class TS
4.289% (5.95% – LIBOR 1 Month), 4/25/47(c) (f)	1,668	338,413
Series 2017-62, Class AS
4.489% (6.15% – LIBOR 1 Month), 8/25/47(c) (f)	1,747	311,228
Series 2017-81, Class SA
4.539% (6.20% – LIBOR 1 Month), 10/25/47(c) (f)	1,800	370,370
Series 2017-97, Class LS
4.539% (6.20% – LIBOR 1 Month), 12/25/47(c) (f)	1,557	358,069
Government National Mortgage Association Series 2017-65, Class ST 4.492% (6.15% – LIBOR 1 Month), 4/20/47 (c) (f)	1,701	354,186

3,886,158

Non-Agency Fixed Rate – 0.4%
Alternative Loan Trust
Series 2006-24CB, Class A16
5.75%, 8/25/36	270	219,616
Series 2006-28CB, Class A14
6.25%, 10/25/36	198	161,571
Series 2006-J1, Class 1A13
Principal Amount (000)	U.S. $ Value

5.50%, 2/25/36	U.S.$	140	$126,731
Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 9/25/36	69	52,667
First Horizon Alternative Mortgage Securities Trust Series 2006-FA3, Class A9 6.00%, 7/25/36	233	177,952
JP Morgan Alternative Loan Trust Series 2006-A3, Class 2A1 4.219%, 7/25/36	629	552,533
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2002-3, Class B3 6.50%, 3/25/32	452	253,726

1,544,796

Non-Agency Floating Rate – 0.2%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 1.851% (LIBOR 1 Month + 0.19%), 12/25/36 (c)	579	302,080
HomeBanc Mortgage Trust Series 2005-1, Class A1 1.911% (LIBOR 1 Month + 0.25%), 3/25/35 (c)	161	144,456
Impac Secured Assets Corp. Series 2005-2, Class A2D 2.091% (LIBOR 1 Month + 0.43%), 3/25/36 (c)	280	243,879
Residential Accredit Loans, Inc. Trust Series 2007-QS4, Class 2A4 2.001% (LIBOR 1 Month + 0.34%), 3/25/37 (c)	626	129,354

819,769

Agency Fixed Rate – 0.0%
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 2.332%, 5/28/35	65	63,205

Total Collateralized Mortgage Obligations (cost $55,509,208)	55,829,406

COMMERCIAL MORTGAGE-BACKED SECURITIES – 11.9%
Non-Agency Fixed Rate CMBS – 8.9%
CFCRE Commercial Mortgage Trust Series 2016-C4, Class A4 3.283%, 5/10/58	735	781,919
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A 3.369%, 3/13/35 (a)	1,305	1,362,239
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class B
Principal Amount (000)	U.S. $ Value

3.732%, 4/10/46	U.S.$	500	$522,711
Series 2013-GC17, Class D
5.262%, 11/10/46(a)	565	597,685
Series 2015-GC27, Class A5
3.137%, 2/10/48	1,223	1,290,262
Series 2015-GC35, Class A4
3.818%, 11/10/48	340	373,419
Series 2016-GC36, Class A5
3.616%, 2/10/49	425	463,303
Series 2018-B2, Class A4
4.009%, 3/10/51	1,050	1,187,859
Commercial Mortgage Trust
Series 2013-SFS, Class A1
1.873%, 4/12/35(a)	240	240,216
Series 2015-CR24, Class A5
3.696%, 8/10/48	430	467,618
Series 2015-CR25, Class A4
3.759%, 8/10/48	1,045	1,140,588
Series 2015-DC1, Class A5
3.35%, 2/10/48	765	813,341
Series 2015-PC1, Class A5
3.902%, 7/10/50	685	750,115
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4
3.504%, 6/15/57	332	355,899
Series 2015-C3, Class A4
3.718%, 8/15/48	573	621,281
Series 2015-C4, Class A4
3.808%, 11/15/48	1,450	1,585,042
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31(a)	766	787,097
Series 2018-GS9, Class A4
3.992%, 3/10/51	1,125	1,269,031
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D
5.599%, 8/15/46(a)	127	130,608
Series 2012-C6, Class D
5.329%, 5/15/45	690	702,760
Series 2012-C6, Class E
5.329%, 5/15/45(a)	389	378,690
Series 2012-C8, Class AS
3.424%, 10/15/45(a)	850	878,224
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5
3.775%, 8/15/47	735	790,762
Series 2014-C24, Class C
4.558%, 11/15/47	890	929,640
Series 2015-C30, Class A5
3.822%, 7/15/48	425	464,360
Series 2015-C31, Class A3
3.801%, 8/15/48	1,009	1,102,504
Series 2015-C33, Class A4
3.77%, 12/15/48	1,050	1,149,095
Principal Amount (000)	U.S. $ Value

JPMCC Commercial Mortgage Securities Trust Series 2017-JP7, Class XA 1.218%, 9/15/50 (g)	U.S.$	4,728	$281,932
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 9/15/39	135	71,684
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 3/10/49 (a)	615	618,362
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16, Class A5 3.892%, 6/15/47	730	786,370
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56(h)	62	62,049
Series 2016-UB12, Class A4
3.596%, 12/15/49	660	721,898
UBS Commercial Mortgage Trust
Series 2018-C10, Class A4
4.313%, 5/15/51	750	867,847
Series 2018-C8, Class A4
3.983%, 2/15/51	720	811,644
Series 2018-C9, Class A4
4.117%, 3/15/51	1,300	1,481,752
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A5 2.85%, 12/10/45	1,098	1,125,667
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class A5
3.451%, 2/15/48	1,040	1,114,610
Series 2015-SG1, Class A4
3.789%, 9/15/48	725	789,656
Series 2015-SG1, Class C
4.623%, 9/15/48	516	537,802
Series 2016-C35, Class XA
2.11%, 7/15/48(g)	3,828	370,532
Series 2016-LC24, Class XA
1.821%, 10/15/49(g)	8,942	758,904
Series 2016-LC25, Class C
4.566%, 12/15/59	545	583,977
Series 2016-NXS6, Class C
4.457%, 11/15/49	600	642,894
Series 2018-C43, Class A4
4.012%, 3/15/51	900	1,014,456
WF-RBS Commercial Mortgage Trust Series 2013-C11, Class XA 1.333%, 3/15/45 (a) (g)	7,581	228,703

34,007,007

Non-Agency Floating Rate CMBS – 3.0%
Ashford Hospitality Trust
Series 2018-ASHF, Class A
2.576% (LIBOR 1 Month + 0.90%), 4/15/35(a) (c)	568	567,521
Principal Amount (000)	U.S. $ Value

Series 2018-KEYS, Class A
2.676% (LIBOR 1 Month + 1.00%), 5/15/35(a) (c)	U.S.$	1,000	$998,744
Atrium Hotel Portfolio Trust Series 2018-ATRM, Class A 2.626% (LIBOR 1 Month + 0.95%), 6/15/35 (a) (c)	750	749,766
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 2.676% (LIBOR 1 Month + 1.00%), 11/15/33 (a) (c)	1,330	1,330,002
BFLD Series 2019-DPLO, Class D 3.516% (LIBOR 1 Month + 1.84%), 10/15/34 (a) (c)	530	529,681
BHMS Series 2018-ATLS, Class A 2.926% (LIBOR 1 Month + 1.25%), 7/15/35 (a) (c)	547	547,081
Braemar Hotels & Resorts Trust Series 2018-PRME, Class A 2.496% (LIBOR 1 Month + 0.82%), 6/15/35 (a) (c)	700	697,363
BX Trust Series 2018-EXCL, Class A 2.764% (LIBOR 1 Month + 1.09%), 9/15/37 (a) (c)	780	779,412
CLNY Trust Series 2019-IKPR, Class D 3.701% (LIBOR 1 Month + 2.03%), 11/15/38 (a) (c)	540	537,290
DBWF Mortgage Trust Series 2018-GLKS, Class A 2.688% (LIBOR 1 Month + 1.03%), 11/19/35 (a) (c)	541	540,268
GS Mortgage Securities Corp. Trust
Series 2019-BOCA, Class A
2.876% (LIBOR 1 Month + 1.20%), 6/15/38(a) (c)	725	724,575
Series 2019-SMP, Class A
2.826% (LIBOR 1 Month + 1.15%), 8/15/32(a) (c)	700	700,079
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class SNMA
3.626% (LIBOR 1 Month + 1.95%), 11/15/26(c) (e)	173	171,995
Series 2019-BPR, Class C
4.726% (LIBOR 1 Month + 3.05%), 5/15/36(a) (c)	520	518,041
Natixis Commercial Mortgage Securities Trust
Series 2018-850T, Class A
2.46% (LIBOR 1 Month + 0.78%), 7/15/33(a) (c)	540	539,508
Series 2019-MILE, Class A
Principal Amount (000)	U.S. $ Value

3.176% (LIBOR 1 Month + 1.50%), 7/15/36(a) (c)	U.S.$	379	$379,950
Starwood Retail Property Trust Series 2014-STAR, Class A 3.146% (LIBOR 1 Month + 1.47%), 11/15/27 (a) (c)	1,045	1,043,248

11,354,524

Agency CMBS – 0.0%
Government National Mortgage Association Series 2006-39, Class IO 0.00%, 7/16/46 (g)	772	8

Total Commercial Mortgage-Backed Securities (cost $43,764,106)	45,361,539

INFLATION-LINKED SECURITIES – 7.1%
Japan – 0.9%
Japanese Government CPI Linked Bond Series 22 0.10%, 3/10/27	JPY	380,651	3,606,092

United States – 6.2%
U.S. Treasury Inflation Index
0.125%, 4/15/21-7/15/26 (TIPS)	U.S.$	17,943	18,068,322
0.375%, 7/15/25 (TIPS)	4,471	4,629,726
0.75%, 7/15/28 (TIPS)	676	729,405

23,427,453

Total Inflation-Linked Securities (cost $26,466,998)	27,033,545

ASSET-BACKED SECURITIES – 5.4%
Autos - Fixed Rate – 3.0%
Avis Budget Rental Car Funding AESOP LLC
Series 2016-1A, Class A
2.99%, 6/20/22(a)	418	423,631
Series 2018-1A, Class A
3.70%, 9/20/24(a)	920	974,529
Series 2018-2A, Class A
4.00%, 3/20/25(a)	755	814,550
CPS Auto Trust Series 2017-A, Class E 7.07%, 4/15/24 (a)	550	578,495
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23(a)	270	278,234
Series 2016-3A, Class D
6.40%, 7/17/23(a)	350	365,620
Series 2017-1A, Class D
6.20%, 11/15/23(a)	525	552,730
Series 2017-3A, Class C
3.68%, 7/17/23(a)	385	393,972
Flagship Credit Auto Trust
Principal Amount (000)	U.S. $ Value

Series 2016-2, Class D
8.56%, 11/15/23(a)	U.S.$	350	$372,759
Series 2016-4, Class E
6.44%, 1/16/24(a)	565	596,214
Series 2017-3, Class A
1.88%, 10/15/21(a)	5	4,764
Series 2017-4, Class A
2.07%, 4/15/22(a)	56	56,067
Series 2018-3, Class B
3.59%, 12/16/24(a)	675	689,191
Series 2019-3, Class E
3.84%, 12/15/26(a)	960	971,269
Ford Credit Floorplan Master Owner Trust Series 2017-1, Class A1 2.07%, 5/15/22	710	710,692
Hertz Vehicle Financing II LP
Series 2015-1A, Class B
3.52%, 3/25/21(a)	386	386,572
Series 2015-3A, Class A
2.67%, 9/25/21(a)	180	180,703
Series 2017-1A, Class A
2.96%, 10/25/21(a)	950	956,289
Series 2019-1A, Class A
3.71%, 3/25/23(a)	680	705,239
Series 2019-2A, Class A
3.42%, 5/25/25(a)	500	524,608
Hertz Vehicle Financing LLC Series 2018-2A, Class A 3.65%, 6/27/22 (a)	1,035	1,059,093

11,595,221

Other ABS - Fixed Rate – 1.7%
Consumer Loan Underlying Bond Credit Trust Series 2018-P1, Class A 3.39%, 7/15/25 (a)	114	114,203
Marlette Funding Trust
Series 2017-1A, Class C
6.658%, 3/15/24(a)	647	647,769
Series 2017-3A, Class B
3.01%, 12/15/24(a)	117	116,687
Series 2018-3A, Class A
3.20%, 9/15/28(a)	155	155,700
Series 2018-4A, Class A
3.71%, 12/15/28(a)	179	181,116
Series 2019-3A, Class A
2.69%, 9/17/29(a)	494	496,246
Series 2020-1A, Class A
2.24%, 3/15/30(a)	1,625	1,626,250
Prosper Marketplace Issuance Trust Series 2019-3A, Class A 3.19%, 7/15/25 (a)	255	256,437
Principal Amount (000)	U.S. $ Value

SBA Tower Trust Series 2015-1A,Class C 3.156%, 10/08/20 (a)	U.S.$	688	$688,440
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25(a)	55	54,820
Series 2016-3, Class A
3.05%, 12/26/25(a)	70	70,500
Series 2017-1, Class A
3.28%, 1/26/26(a)	75	75,740
Series 2017-2, Class A
3.28%, 2/25/26(a)	110	110,811
Series 2017-3, Class A
2.77%, 5/25/26(a)	111	111,658
Series 2017-4, Class B
3.59%, 5/26/26(a)	870	888,654
Series 2017-6, Class A2
2.82%, 11/25/26(a)	490	492,188
SoFi Consumer Loan Program Trust Series 2018-3, Class A2 3.67%, 8/25/27 (a)	341	345,076

6,432,295

Credit Cards - Fixed Rate – 0.7%
World Financial Network Credit Card Master Trust
Series 2018-B, Class A
3.46%, 7/15/25	330	339,145
Series 2018-B, Class M
3.81%, 7/15/25	825	846,315
Series 2019-A, Class M
3.61%, 12/15/25	780	801,185
Series 2019-B, Class M
3.04%, 4/15/26	600	607,522

2,594,167

Home Equity Loans - Fixed Rate – 0.0%
Credit-Based Asset Servicing & Securitization LLC Series 2003-CB1, Class AF 3.95%, 1/25/33	55	56,861

Home Equity Loans - Floating Rate – 0.0%
ABFC Trust Series 2003-WF1, Class A2 2.786% (LIBOR 1 Month + 1.13%), 12/25/32 (c)	23	23,256

Total Asset-Backed Securities (cost $20,236,097)	20,701,800

CORPORATES - NON-INVESTMENT GRADE – 2.3%
Financial Institutions – 1.3%
Banking – 1.2%
Citigroup, Inc.
5.95%, 1/30/23(b)	216	230,338
Series Q
Principal Amount (000)	U.S. $ Value

5.95%, 8/15/20(b)	U.S.$	575	$584,810
Credit Suisse Group AG 7.50%, 7/17/23(a) (b)	1,020	1,126,529
Goldman Sachs Group, Inc. (The)
Series M
5.375%, 5/10/20(b)	482	484,906
Series P
5.00%, 11/10/22(b)	133	134,839
Morgan Stanley Series J 5.55%, 7/15/20 (b)	110	111,502
Royal Bank of Scotland Group PLC
8.625%, 8/15/21(b)	320	345,722
Series U
4.265% (LIBOR 3 Month + 2.32%), 9/30/27(b) (c)	700	699,804
Standard Chartered PLC
3.28% (LIBOR 3 Month + 1.51%), 1/30/27(a) (b) (c)	400	364,508
7.50%, 4/02/22(a) (b)	363	388,395

4,471,353

Finance – 0.1%
Navient Corp.
6.625%, 7/26/21	440	464,266
7.25%, 1/25/22	99	106,687

570,953

5,042,306

Industrial – 1.0%
Basic – 0.1%
Sealed Air Corp. 4.00%, 12/01/27 (a)	379	381,592

Capital Goods – 0.1%
TransDigm, Inc. 6.25%, 3/15/26 (a)	362	391,000

Communications - Media – 0.1%
CSC Holdings LLC 6.75%, 11/15/21	120	128,851
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375%, 8/15/26 (a)	226	225,288

354,139

Consumer Cyclical - Automotive – 0.1%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 4.375%, 5/15/26 (a)	EUR	130	148,502

Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 2/15/23 (a)	U.S.$	671	$682,461
Spectrum Brands, Inc. 5.75%, 7/15/25	512	532,843

1,215,304

Energy – 0.2%
Sunoco LP/Sunoco Finance Corp. 4.875%, 1/15/23	459	470,521
Transocean Poseidon Ltd. 6.875%, 2/01/27 (a)	225	237,557

708,078

Technology – 0.1%
CommScope, Inc.
5.50%, 3/01/24(a)	172	176,470
6.00%, 3/01/26(a)	235	246,612

423,082

3,621,697

Total Corporates - Non-Investment Grade (cost $8,442,271)	8,664,003

QUASI-SOVEREIGNS – 0.6%
Quasi-Sovereign Bonds – 0.6%
Brazil – 0.1%
GUSAP III LP 4.25%, 1/21/30 (a)	535	561,482

Chile – 0.2%
Corp. Nacional del Cobre de Chile 3.15%, 1/14/30 (a)	565	575,611

Indonesia – 0.2%
Pertamina Persero PT 6.45%, 5/30/44 (a)	570	737,972

Mexico – 0.1%
Petroleos Mexicanos
6.75%, 9/21/47	392	395,469
6.84%, 1/23/30(a)	143	154,940

550,409

Total Quasi-Sovereigns (cost $2,240,010)	2,425,474

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
State of California
Series 2010
7.625%, 3/01/40 (cost $1,388,998)	970	1,632,054

Principal Amount (000)	U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 0.4%
Industrial – 0.4%
Capital Goods – 0.0%
Odebrecht Finance Ltd.
5.25%, 6/27/29(a) (i) (j)	U.S.$	341	$17,476
7.125%, 6/26/42(a) (i) (j)	394	18,838

36,314

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 1/22/30 (a)	417	425,557

Consumer Non-Cyclical – 0.2%
BRF GmbH 4.35%, 9/29/26 (a)	350	357,656
BRF SA 3.95%, 5/22/23 (a)	203	205,855
Virgolino de Oliveira Finance SA 10.50%, 1/28/18 (e) (i) (k)	660	19,800

583,311

Transportation - Services – 0.1%
Rumo Luxembourg SARL 5.875%, 1/18/25 (a)	315	338,330

1,383,512

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 3/01/26 (e)	153	159,030

Total Emerging Markets - Corporate Bonds (cost $2,268,269)	1,542,542

Shares

COMMON STOCKS – 0.2%
Financials – 0.2%
Insurance – 0.2%
Mt Logan Re Ltd. (Preference Shares)(l) (m) (n) (cost $626,000)	626	606,266

Principal Amount (000)

COLLATERALIZED LOAN OBLIGATIONS – 0.1%
CLO – Floating Rate – 0.1%
York CLO-7 Ltd. Series 2019-2A, Class C 4.695% (LIBOR 3 Month + 2.75%), 1/22/33 (a) (c) (cost $500,000)	U.S.$	500	500,000

Principal Amount (000)	U.S. $ Value

EMERGING MARKETS - SOVEREIGNS – 0.1%
Egypt – 0.1%
Egypt Government International Bond 6.125%, 1/31/22 (a) (cost $235,000)	U.S.$	235	$246,309

SHORT-TERM INVESTMENTS – 2.3%
Governments - Treasuries – 1.5%
Japan – 1.5%
Japan Treasury Discount Bill
Series 869
Zero Coupon, 2/17/20	JPY	241,600	2,229,812
Series 874
Zero Coupon, 3/16/20	370,000	3,415,145

Total Governments - Treasuries (cost $5,630,022)	5,644,957

Shares

Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.50%(o) (p) (q) (cost $3,040,727)	3,040,727	3,040,727

Total Short-Term Investments (cost $8,670,749)	8,685,684

Total Investments – 100.9% (cost $369,921,437)(r)	384,388,733
Other assets less liabilities – (0.9)%	(3,259,977)

Net Assets – 100.0%	$381,128,756

FUTURES
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)

Purchased Contracts
Euro-Bund Futures	23	March 2020	$4,464,945	$77,897
U.S. 10 Yr Ultra Futures	66	March 2020	9,613,313	168,628
U.S. T-Note 2 Yr (CBT) Futures	134	March 2020	28,992,156	104,194
U.S. T-Note 5 Yr (CBT) Futures	130	March 2020	15,641,641	188,592
U.S. T-Note 10 Yr (CBT) Futures	9	March 2020	1,184,906	2,565
U.S. Ultra Bond (CBT) Futures	45	March 2020	8,715,938	384,082

Sold Contracts
10 Yr Japan Bond (OSE) Futures	3	March 2020	4,232,200	(22,445)
Long Gilt Futures	19	March 2020	3,385,577	(72,595)

$830,918

FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty	Contracts to Deliver (000)	In Exchange For (000)	Settlement Date	Unrealized Appreciation/ (Depreciation)

Goldman Sachs Bank USA	USD	941	MYR	3,844	2/13/20	$(5,307)
Goldman Sachs Bank USA	MYR	3,844	USD	936	8/13/20	4,329
HSBC Bank USA	USD	556	ZAR	8,069	4/08/20	(23,297)
JPMorgan Chase Bank, NA	JPY	1,011,642	USD	9,305	4/09/20	(64,302)
State Street Bank & Trust Co.	MYR	3,844	USD	916	2/13/20	(19,465)
State Street Bank & Trust Co.	GBP	291	USD	381	3/13/20	(3,083)
State Street Bank & Trust Co.	USD	379	GBP	289	3/13/20	2,149
State Street Bank & Trust Co.	USD	145	ZAR	2,104	4/08/20	(6,020)
State Street Bank & Trust Co.	ZAR	8,784	USD	601	4/08/20	20,540
UBS AG	EUR	919	USD	1,028	4/08/20	4,690

$(89,766)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS
Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

Buy Contracts
CDX-NAIG Series 32, 5 Year Index, 6/20/24*	(1.00)%	Quarterly	0.44%	USD	5,620	$(140,717)	$(89,974)	$(50,743)
* Termination date
CENTRALLY CLEARED INTEREST RATE SWAPS
Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

CAD	27,650	8/27/21	3 Month CDOR	1.623%	Semi-Annual/ Semi-Annual	$(68,344)	$146	$(68,490)
SEK	121,200	8/30/24	3 Month STIBOR	(0.165)%	Quarterly/Annual	(225,169)	—	(225,169)
CAD	5,160	1/14/25	3 Month CDOR	1.950%	Semi-Annual/ Semi-Annual	58,107	11	58,096
JPY	1,155,060	12/13/29	6 Month LIBOR	0.080%	Semi-Annual/ Semi-Annual	78,338	—	78,338
USD	2,000	12/13/29	1.764%	3 Month LIBOR	Semi-Annual/Quarterly	(52,573)	—	(52,573)
Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

CAD	1,100	1/14/50	2.210%	3 Month CDOR	Semi-Annual/ Semi-Annual	$(64,964)	$4	$(64,968)

$ (274,605)	$161	$ (274,766)

CREDIT DEFAULT SWAPS
Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

Sale Contracts
Citibank, NA
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.69%	USD	153	$(9,446)	$(19,362)	$9,916
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	36	(2,222)	(4,624)	2,402
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.41	USD	1,284	(177,899)	(206,489)	28,590
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.41	USD	144	(19,951)	(23,308)	3,357
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.41	USD	16	(2,216)	(2,563)	347
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.41	USD	26	(3,606)	(4,150)	544
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.41	USD	304	(42,119)	(47,402)	5,283
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.41	USD	152	(21,059)	(23,425)	2,366
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.41	USD	5,000	(694,139)	(561,647)	(132,492)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	201	(12,392)	(26,588)	14,196
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	85	(5,241)	(11,511)	6,270
Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.69%	USD	269	$(16,584)	$(39,985)	$23,401
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	252	(15,557)	(28,775)	13,218
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	362	(22,348)	(41,335)	18,987
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	504	(31,114)	(56,278)	25,164
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	723	(44,633)	(80,732)	36,099
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	504	(31,114)	(55,173)	24,059
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	857	(52,906)	(91,622)	38,716
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	540	(33,336)	(58,026)	24,690
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	200	(12,347)	(21,464)	9,117
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	180	(11,112)	(22,778)	11,666
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	252	(15,557)	(31,890)	16,333
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	178	(10,989)	(23,267)	12,278
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	297	(18,310)	(45,476)	27,166
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	41	(2,528)	(6,587)	4,059
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	351	(21,697)	(42,216)	20,519
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	105	(6,491)	(12,629)	6,138
Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.69%	USD	107	$(6,597)	$(10,855)	$4,258
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	155	(9,556)	(10,689)	1,133
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	1,882	(116,014)	(76,739)	(39,275)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	2,150	(132,547)	(124,102)	(8,445)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	291	(17,940)	(43,058)	25,118
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	509	(31,380)	(32,842)	1,462
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.65	USD	850	8,330	(16,584)	24,914
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	46	(2,835)	(2,633)	(202)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	531	(32,736)	(43,563)	10,827
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	52	(3,206)	(6,080)	2,874
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	322	(19,852)	(40,470)	20,618
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	179	(11,035)	(20,421)	9,386
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	181	(11,159)	(20,642)	9,483
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	530	(32,675)	(56,949)	24,274
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	745	(45,930)	(52,078)	6,148
Goldman Sachs International
Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.69%	USD	760	$(46,854)	$(60,346)	$13,492
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	1,125	(69,356)	(85,780)	16,424
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	219	(13,501)	(14,481)	980
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	311	(19,173)	(26,804)	7,631
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	26	(1,603)	(2,324)	721
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	52	(3,206)	(4,734)	1,528
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	52	(3,206)	(5,123)	1,917
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	104	(6,411)	(11,198)	4,787
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	260	(16,029)	(35,293)	19,264
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	574	(35,387)	(75,903)	40,516
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	356	(21,948)	(37,830)	15,882
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	20	(1,233)	(3,030)	1,797
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	90	(5,556)	(11,512)	5,956
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	325	(20,036)	(49,829)	29,793
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	224	(13,809)	(36,516)	22,707
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	313	(19,296)	(51,759)	32,463
JPMorgan Securties, LLC
Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.69%	USD	32	$(1,973)	$(3,115)	$1,142
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	1,550	(95,687)	(214,816)	119,129
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	131	(8,076)	(12,712)	4,636
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	30	(1,850)	(2,919)	1,069
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	374	(23,057)	(45,747)	22,690
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	130	(8,015)	(16,042)	8,027
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	61	(3,761)	(7,764)	4,003
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	800	(49,320)	(117,922)	68,602

$(2,290,388)	$(3,080,506)	$790,118

* Termination date

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2020, the aggregate market value of these securities amounted to $94,287,930 or 24.7% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2020.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities, which represent 0.73% of net assets as of January 31, 2020, are considered illiquid and restricted.  Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets

JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 5.911%, 11/25/24	11/06/15	$66,567	$73,543	0.02%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 3.626%, 11/15/26	11/16/15	172,201	171,995	0.05%
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 3.805%, 3/27/24	3/21/19	552,084	550,408	0.14%
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 4.555%, 5/27/23	6/07/19	641,817	647,313	0.17%
PMT Credit Risk Transfer Trust Series 2019-3R, Class A 4.349%, 10/27/22	11/27/19	622,558	626,441	0.16%
Terraform Global Operating LLC 6.125%, 3/01/26	2/08/18	153,000	159,030	0.04%
Virgolino de Oliveira Finance SA 10.50%, 1/28/18	1/27/14	365,927	19,800	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 6.911%, 11/25/25	9/28/15	370,334	406,532	0.11%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 7.161%, 11/25/25	9/28/15	106,892	118,707	0.03%
(f)	Inverse interest only security.
(g)	IO - Interest Only.
(h)	Illiquid security.
(i)	Non-income producing security.
(j)	Defaulted.
(k)	Defaulted matured security.
(l)	Restricted and illiquid security.
Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets

Mt Logan Re Ltd.(Preference Shares)	12/30/14	$626,000	$606,266	0.16%
(m)	Fair valued by the Adviser.
(n)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(o)	Affiliated investments.
(p)	To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission's website at www.sec.gov, or call AB at (800) 227-4618.
(q)	The rate shown represents the 7-day yield as of period end.
(r)

As of January 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $18,319,764 and gross unrealized depreciation of investments was $(2,646,707), resulting in net unrealized appreciation of $15,673,057.

Currency Abbreviations:
CAD – Canadian Dollar
EUR – Euro
GBP – Great British Pound
JPY – Japanese Yen
MYR – Malaysian Ringgit
SEK – Swedish Krona
USD – United States Dollar
ZAR – South African Rand
Glossary:
ABS – Asset-Backed Securities
ARMs – Adjustable Rate Mortgages
CBT – Chicago Board of Trade
CDOR – Canadian Dealer Offered Rate
CDX-CMBX.NA – North American Commercial Mortgage-Backed Index
CDX-NAIG – North American Investment Grade Credit Default Swap Index
CLO – Collateralized Loan Obligations
CMBS – Commercial Mortgage-Backed Securities
CPI – Consumer Price Index
LIBOR – London Interbank Offered Rates
OSE – Osaka Securities Exchange
REMICs – Real Estate Mortgage Investment Conduits
STIBOR – Stockholm Interbank Offered Rate
TBA – To Be Announced
TIPS – Treasury Inflation Protected Security

AB Bond Fund, Inc.

AB Total Return Bond Portfolio

January 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

• Level 1 - quoted prices in active markets for identical investments

• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total

Assets:
Corporates - Investment Grade	$—	$77,972,090	$—	$77,972,090
Mortgage Pass-Throughs	—	69,752,698	—	69,752,698
Governments - Treasuries	—	63,435,323	—	63,435,323
Collateralized Mortgage Obligations	—	55,829,406	—	55,829,406
Commercial Mortgage-Backed Securities	—	45,361,539	—	45,361,539
Inflation-Linked Securities	—	27,033,545	—	27,033,545
Asset-Backed Securities	—	20,701,800	—	20,701,800
Corporates - Non-Investment Grade	—	8,664,003	—	8,664,003
Quasi-Sovereigns	—	2,425,474	—	2,425,474
Local Governments - US Municipal Bonds	—	1,632,054	—	1,632,054
Emerging Markets - Corporate Bonds	—	1,542,542	—	1,542,542
Common Stocks	—	—	606,266	606,266
Collateralized Loan Obligations	—	500,000	—	500,000
Emerging Markets - Sovereigns	—	246,309	—	246,309
Short-Term Investments:
Governments - Treasuries	—	5,644,957	—	5,644,957
Investment Companies	3,040,727	—	—	3,040,727

Total Investments in Securities	3,040,727	380,741,740	606,266	384,388,733
Other Financial Instruments(a):
Assets:
Futures	925,958	—	—	925,958
Forward Currency Exchange Contracts	—	31,708	—	31,708
Centrally Cleared Interest Rate Swaps	—	136,445	—	136,445
Credit Default Swaps	—	8,330	—	8,330
Liabilities:
Futures	(95,040)	—	—	(95,040)
Forward Currency Exchange Contracts	—	(121,474)	—	(121,474)
Centrally Cleared Credit Default Swaps	—	(140,717)	—	(140,717)
Centrally Cleared Interest Rate Swaps	—	(411,050)	—	(411,050)
Credit Default Swaps	—	(2,298,718)	—	(2,298,718)

Total	$3,871,645	$377,946,264	$606,266	$382,424,175(b)

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)

Amounts of $5,889,223, $62,884 and $257,216 for Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage-Backed Securities, respectively,  were transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2020 is as follows:

Fund	Market Value 10/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$11,000	$43,696	$51,655	$3,041	$14